Stock based compensation (Details 3)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended												12 Months Ended
	Dec. 31, 2014 Warrant One [Member] EUR (€)	Dec. 31, 2014 Warrant One [Member] Maximum [Member] EUR (€)	Dec. 31, 2014 Warrant One [Member] Minimum [Member] EUR (€)	Dec. 31, 2014 Warrant Two [Member] EUR (€)	Dec. 31, 2014 Warrant Two [Member] Maximum [Member] EUR (€)	Dec. 31, 2014 Warrant Two [Member] Minimum [Member] EUR (€)	Dec. 31, 2014 Warrant Three [Member] EUR (€)	Dec. 31, 2014 Warrant Three [Member] Maximum [Member] EUR (€)	Dec. 31, 2014 Warrant Three [Member] Minimum [Member] EUR (€)	Dec. 31, 2014 Warrant [Member] USD ($)		Dec. 31, 2014 Warrant [Member] EUR (€)	Dec. 31, 2013 Warrant [Member] USD ($)		Dec. 31, 2013 Warrant [Member] EUR (€)	Dec. 31, 2012 Warrant [Member] USD ($)		Dec. 31, 2012 Warrant [Member] EUR (€)	Dec. 31, 2011 Warrant [Member] USD ($)		Dec. 31, 2011 Warrant [Member] EUR (€)	Dec. 31, 2014 Warrent Four [Member] EUR (€)	Dec. 31, 2014 Warrent Four [Member] Maximum [Member] EUR (€)	Dec. 31, 2014 Warrent Four [Member] Minimum [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 4.58	€ 0		€ 6.57	€ 5.44		€ 8.52	€ 6.58														€ 10.94	€ 8.52
Warrants Outstanding, Number of shares	255,000			2,200,000			1,100,000			3,853,000		3,853,000	4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000	298,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	1 year 8 months 8 days			3 years 2 months 12 days			3 years 2 months 12 days			3 years 1 month 17 days		3 years 1 month 17 days										3 years 7 months 13 days
Warrants Outstanding, Weighted Average Exercise Price	€ 4.17			€ 5.70			€ 8.42			$ 8.86	[1]	€ 6.76	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85	€ 10.94
Warrants Outstanding, Weighted Average Intrinsic Value	€ 9.94			€ 8.41			€ 5.69					€ 7.33										€ 3.17
Warrants Exercisable, Number of shares	255,000			2,200,000			1,100,000			3,600,000		3,600,000
Warrants Exercisable, Weighted Average Exercise Price	€ 4.17			€ 5.70			€ 8.42					€ 6.43
Warrants Exercisable, Weighted Average Intrinsic Value	€ 9.94			€ 8.41			€ 5.69					€ 7.68

[1]	Historical exchange rate at date of grant